Summary of Debt Securities by Risk Rating (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Debt securities	$ 369,700	$ 406,778
Allowance for credit losses on debt securities at amortized cost	1	1
Debt securities, net of allowance	369,699	406,777
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	369,583	406,584
Allowance for credit losses on debt securities at amortized cost	1	1
Debt securities, net of allowance	369,582	406,583
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	117	194
Debt securities, net of allowance	117	194
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	369,182	404,620
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	369,182	404,620
Non-investment Grade [Member]
Disclosure of financial assets [line items]
Debt securities	488	2,119
Non-investment Grade [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	401	1,964
Non-investment Grade [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	87	155
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	30	39
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	$ 30	$ 39